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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                      	Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Emerging Markets
           Schedule of Investments  2/28/06 (unaudited)
Shares                                                           Value
           PREFERRED STOCKS - 3.4 %
           Materials - 0.6 %
           Steel - 0.6 %
1,171,300  Caemi Mineracao E Metalurgia SA                    $ 2,018,817
           Total Materials                                    $ 2,018,817
           Capital Goods - 0.2 %
           Industrial Conglomerates - 0.2 %
28,470     LG Corp.                                           $   655,758
           Total Capital Goods                                $   655,758
           Media - 0.8 %
           Broadcasting & Cable TV - 0.8 %
4,971,400  Net Servicos de Comunicacao SA *                   $ 2,645,482
           Total Media                                        $ 2,645,482
           Banks - 1.2 %
           Diversified Banks - 1.2 %
125,730    Banco Itau Holding Financeira                      $ 4,067,648
           Total Banks                                        $ 4,067,648
           Telecommunication Services - 0.6 %
           Integrated Telecommunication Services - 0.6 %
111,994    Tele Norte Leste Participacoes (A.D.R.)  (b)       $ 2,075,249
           Total Telecommunication Services                   $ 2,075,249
           TOTAL PREFERRED STOCKS
           (Cost   $5,936,400)                                $11,462,954

           COMMON STOCKS - 93.8 %
           Energy - 16.3 %
           Integrated Oil & Gas - 12.8 %
2,684,500  China Petroleum & Chemical                         $ 1,602,485
71,210     Gazprom (A.D.R.) *                                   6,075,459
81,500     Lukoil Holding (A.D.R.) (b)                          6,531,899
16,500     Mol Magyar Olaj                                      1,712,226
173,800    Petrobras Brasileiro (A.D.R.)                       13,898,786
4,141,500  PetroChina Co., Ltd.                                 4,034,980
232,200    PTT Public Co., Ltd.                                 1,484,275
80,300     Repsol SA (A.D.R.)                                   2,249,203
75,000     Surgutneftegaz (A.D.R.) (b)                          5,497,500
                                                              $43,086,813
           Oil & Gas Equipment & Services - 0.8 %
17,700     TelecomAsia Corp. Public Co., Ltd.                 $ 2,834,655
           Oil & Gas Exploration & Production - 1.5 %
2,977,000  Cnooc, Ltd.                                        $ 2,473,534
69,500     Sasol, Ltd. (A.D.R.) *                               2,390,800
                                                              $ 4,864,334
           Oil & Gas Refining & Marketing - 1.2 %
98,800     Polski Koncern Naftowy Orlen SA                    $ 1,814,283
73,800     Reliance Industries, Ltd. (144A)                     2,354,220
                                                              $ 4,168,503
           Total Energy                                       $54,954,305
           Materials - 10.8 %
           Construction Materials - 2.3 %
38,930     Asia Cement Co., Ltd.                              $ 1,558,722
20,130     Hanil Cement Co. Ltd.                                1,573,609
5,353,500  PT Indocement Tunggal Prakarsa Tbk *                 2,570,000
334,800    Siam Cement Co., Ltd. *                              2,266,324
                                                              $ 7,968,655
           Diversified Metals & Mining - 1.8 %
46,700     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 2,364,421
18,600     Norilsk Nickel *  (b)                                1,720,314
4,676,200  PT Aneka Tambang Tbk                                 2,034,751
                                                              $ 6,119,486
           Fertilizers & Agricultural Chemicals - 0.3 %
233,860    Makhteshim-Agan Industries, Ltd.                   $ 1,162,843
           Gold - 2.9 %
75,000     Anglogold Ashanti, Ltd. (A.D.R.) (b)               $ 3,819,000
279,900    IAMGOLD Corp. *                                      2,485,512
5,792,000  Zijin Mining Group Co., Ltd.                         3,407,535
                                                              $ 9,712,047
           Precious Metals & Minerals - 1.4 %
31,700     Anglo American Platinum Corp., Ltd.                $ 2,532,141
79,100     Compania de Minas Buenaventura SA                    2,074,002
                                                              $ 4,606,143
           Steel - 2.1 %
171,900    Companhia Vale do Rio Doce (A.D.R.) (b)            $ 6,996,330
           Total Materials                                    $36,565,504
           Capital Goods - 11.7 %
           Aerospace & Defense - 0.7 %
101,100    Elbit Systems, Ltd.                                $ 2,331,990
           Construction & Engineering - 4.7 %
692,400    Aveng, Ltd.                                        $ 2,694,971
4,990,950  Continental Engineering Corp.                        2,095,080
23,289     Daelim Industrial Co.                                1,555,023
551,784    Empressa ICA Sociedad Controladora SA de CV *        1,668,080
42,100     GS Engineering & Construction Corp.                  2,277,731
75,000     Kyeryong Construction Industrial Co., Ltd.           2,494,819
55,600     Larsen & Toubro, Ltd.                                3,006,433
                                                              $15,792,137
           Construction, Farm Machinery & Heavy Trucks - 3.0 %
123,600    Daewoo Heavy Industries & Machinery, Ltd.          $ 3,329,883
43,070     Hyundai Heavy Industries                             3,416,600
206,200    Samsung Heavy Industries Co., Ltd.                   3,548,378
                                                              $10,294,861
           Heavy Electrical Equipment - 0.9 %
69,500     Bharat Heavy Electricals                           $ 3,179,598
           Industrial Conglomerates - 1.6 %
305,000    Keppel Corp. *                                     $ 2,622,369
268,522    KOC Holding AS                                       1,628,186
38,900     LG Corp.                                             1,348,611
                                                              $ 5,599,166
           Industrial Machinery - 0.7 %
140,700    Doosan Heavy Industries & Construction Co.         $ 2,365,718
           Total Capital Goods                                $39,563,470
           Transportation - 2.0 %
           Airlines - 0.7 %
77,000     Gol-Linhas Aereas Inteligentes SA                  $ 2,540,801
           Marine - 1.3 %
2,406,600  China Shipping Development Co., Ltd.               $ 1,971,687
916,000    Malaysia International Shipping                      2,390,002
                                                              $ 4,361,689
           Total Transportation                               $ 6,902,490
           Automobiles & Components - 2.1 %
           Automobile Manufacturers - 2.1 %
63,500     Hyundai Motor Co., Ltd.                            $ 5,401,690
243,600    Ssangyong Motor Co. *                                1,674,456
                                                              $ 7,076,146
           Total Automobiles & Components                     $ 7,076,146
           Consumer Durables & Apparel - 2.4 %
           Homebuilding - 0.9 %
174,380    Cyrela Brazil Realty SA                            $ 3,203,468
           Household Appliances - 0.7 %
261,520    Arcelik AS                                         $ 2,432,657
           Housewares & Specialties - 0.8 %
93,600     Woongjin Coway Co., Ltd. *                         $ 2,589,746
           Total Consumer Durables & Apparel                  $ 8,225,871
           Consumer Services - 1.0 %
           Hotels, Resorts & Cruise Lines - 1.0 %
115,600    Indian Hotels Co., Ltd. *                          $ 3,238,767
           Total Consumer Services                            $ 3,238,767
           Media - 2.2 %
           Broadcasting & Cable TV - 1.2 %
2,800,000  BEC World Public Co., Ltd.                         $   923,549
25,131     Grupo Televisa SA (A.D.R.)                           1,971,778
233,000    Television Broadcasts Ltd.                           1,300,788
                                                              $ 4,196,115
           Publishing - 0.9 %
744,827    Hurriyet Gazetecilik ve Matbaacilik AS             $ 3,126,992
           Total Media                                        $ 7,323,107
           Retailing - 3.7 %
           Apparel Retail - 0.8 %
617,500    Truworths International, Ltd.                      $ 2,602,715
           Department Stores - 1.0 %
32,700     Hyundai Department Store Co., Ltd.                 $ 3,476,561
           General Merchandise Stores - 1.0 %
60,500     Lojas Renner SA *                                  $ 3,337,685
           Homefurnishing Retail - 0.9 %
216,300    Ellerine Holdings, Ltd.                            $ 2,976,089
           Total Retailing                                    $12,393,050
           Food & Drug Retailing - 2.7 %
           Food Retail - 0.7 %
1,016,000  President Chain Store Corp.                        $ 2,208,888
           Hypermarkets & Supercenters - 2.0 %
66,800     Brasil Distr Pao Acu (A.D.R.) (b)                  $ 2,839,000
177,000    Massmart Holdings, Ltd.                              1,736,550
4,900      Shinsegae Co., Ltd.                                  2,315,306
                                                              $ 6,890,856
           Total Food & Drug Retailing                        $ 9,099,744
           Food, Beverage & Tobacco - 3.1 %
           Packaged Foods & Meats - 1.5 %
28,400     CJ Corp.                                           $ 3,561,668
62,900     Tiger Brands, Ltd. *                                 1,552,455
                                                              $ 5,114,123
           Soft Drinks - 1.6 %
60,900     Fomento Economico Mexicano SA de CV                $ 5,297,691
           Total Food, Beverage & Tobacco                     $10,411,814
           Household & Personal Products - 1.3 %
           Personal Products - 1.3 %
31,520     Natura Cosmeticos SA                               $ 1,840,584
78,500     Oriflame Cosmetics SA                                2,555,719
                                                              $ 4,396,303
           Total Household & Personal Products                $ 4,396,303
           Pharmaceuticals & Biotechnology - 1.6 %
           Pharmaceuticals - 1.6 %
125,400    Teva Pharmaceutical Industries, Ltd.               $ 5,265,546
           Total Pharmaceuticals & Biotechnology              $ 5,265,546
           Banks - 12.4 %
           Diversified Banks - 12.0 %
116,304    Banco Bradesco SA  (b)                             $ 4,821,964
128,600    Banco do Brasil SA                                   3,330,216
447,000    Bangkok Bank, Ltd.                                   1,445,351
687,700    Bank Hapoalim, Ltd.                                  3,139,483
1,632,100  Bumiputra-Commerce Holdings                          2,545,251
774,597    FirstRand, Ltd.                                      2,332,648
57,267     Hana Financial Holdings *                            2,435,133
797,600    KASIKORNBANK                                         1,402,268
14,131     Kookmin Bank                                         1,074,288
55,900     Kookmin Bank (A.D.R.)                                4,234,425
4,893,800  Krung Thai Bank Public Co., Ltd.                     1,539,088
4,315,000  PT Bank Central Asia Tbk                             1,686,745
151,486    Standard Bank Group, Ltd.                            1,931,585
80,300     State Bank of India                                  1,588,476
241,452    Turkiye Is Bankasi (Isbank)                          2,284,147
54,339     Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) ( 4,779,115
                                                              $40,570,183
           Thrifts & Mortgage Finance - 0.4 %
121,000    Banco De Oro (G.D.R.) (144A) *                     $ 1,585,100
           Total Banks                                        $42,155,283
           Diversified Financials - 2.1 %
           Investment Banking & Brokerage - 0.9 %
53,100     Samsung Securities Co., Ltd.                       $ 3,126,311
           Multi-Sector Holding - 0.6 %
96,170     Remgro, Ltd.                                       $ 2,016,823
           Diversified Financial Services - 0.6 %
2,096,000  Fubon Group                                        $ 1,874,672
           Total Diversified Financials                       $ 7,017,806
           Insurance - 4.5 %
           Life & Health Insurance - 2.5 %
102,300    Cathay Financial Holding Co., Ltd. (144A) (G.D.R.) $ 1,943,700
1,776,900  China Life Insurance Co., Ltd. *                     2,020,787
778,000    Ping An Insurance (Group) Company of China, Ltd.     1,798,003
1,005,480  Sanlam, Ltd.                                         2,601,075
                                                              $ 8,363,565
           Property & Casualty Insurance - 2.0 %
419,725    Aksigorta AS                                       $ 4,416,175
19,800     Samsung Fire & Marine Insurance                      2,525,001
                                                              $ 6,941,176
           Total Insurance                                    $15,304,741
           Real Estate - 0.5 %
           Real Estate Management & Development - 0.5 %
8,021,900  Ayala Land, Inc. *                                 $ 1,745,253
           Total Real Estate                                  $ 1,745,253
           Software & Services - 0.9 %
           IT Consulting & Other Services - 0.9 %
46,068     Infosys Technologies, Ltd.                         $ 2,936,083
           Total Software & Services                          $ 2,936,083
           Technology Hardware & Equipment - 3.1 %
           Computer Hardware - 1.0 %
646,600    ACER Sertek, Inc.                                  $ 1,430,495
1,206,750  Quanta Computer, Inc.                                1,839,874
                                                              $ 3,270,369
           Computer Storage & Peripherals - 0.9 %
461,000    Asustek Computer, Inc.                             $ 1,301,435
1,636,800  LITE-ON IT Corp.                                     1,802,741
                                                              $ 3,104,176
           Electronic Manufacturing Services - 1.2 %
648,826    Hon Hai Precision Industry                         $ 4,098,320
           Total Technology Hardware & Equipment              $10,472,865
           Semiconductors - 3.0 %
           Semiconductors - 3.0 %
8,970      Samsung Electronics                                $ 6,286,507
1,239,211  Taiwan Semiconductor Manufacturing Co.               2,309,330
156,344    Taiwan Semiconductor Manufacturing Co. (A.D.R.)      1,521,227
                                                              $10,117,064
           Total Semiconductors                               $10,117,064
           Telecommunication Services - 4.5 %
           Integrated Telecommunication Services - 1.3 %
46,000     Brasil Telecom Participacoes SA  (b)               $ 1,828,500
43,600     Philippine Long Distance Telephone Co.               1,505,033
184,100    Telekomunikacja Polska SA                            1,284,814
                                                              $ 4,618,347
           Wireless Telecommunication Services - 3.1 %
64,100     Korea Telecom Freetel Co.                          $ 1,705,047
49,800     Mobile Telesystems (A.D.R.)                          1,796,286
181,000    MTN Group, Ltd.                                      1,746,709
165,600    Partner Communications Co., Ltd.                     1,253,891
2,288,000  Taiwan Mobile Co., Ltd                               2,110,048
44,800     Vimpel-Communications (A.D.R.) * (b)                 1,971,200
                                                              $10,583,181
           Total Telecommunication Services                   $15,201,528
           Utilities - 1.9 %
           Electric Utilities - 0.7 %
45,400     Cemig SA (A.D.R.) *                                $ 2,358,984
           Gas Utilities - 1.2 %
2,994,000  Panva Gas Holdings, Ltd. *                         $ 1,568,810
19,700     Samchully Co., Ltd.                                  2,487,039
                                                              $ 4,055,849
           Total Utilities                                    $ 6,414,833
           TOTAL COMMON STOCKS
           (Cost   $191,842,659)                              $316,781,573

           WARRANTS - 0.0 %
           Commercial Services & Supplies - 0.0 %
           Diversified Commercial Services - 0.0 %
11,697     Bidvest Group, Ltd., Exp 12/8/06 *                 $    87,171
           TOTAL WARRANTS
           (Cost   $0)                                        $    87,171

Principal
Amount
           TEMPORARY CASH INVESTMENTS - 10.0 %
           Repurchase Agreement - 2.2 %
$7,300,000 UBS Warburg, Inc.,  4.45%, dated 2/28/06, repurchas$ 7,300,000
 Shares
           Security Lending Collateral - 7.8 %
26,296,530 Securities Lending Investment Fund, 4.49           $26,296,530
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $33,596,530)                               $33,596,530

           TOTAL INVESTMENT IN SECURITIES - 107.2%
           (Cost   $231,375,589) (a)                          $361,928,228

           OTHER ASSETS AND LIABILITIES - (7.2)%              $(24,109,727)

           TOTAL NET ASSETS - 100.0%                          $337,818,501

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

*          Non-income producing security.

144A       Security is exempt from registration under Rule 144A of the
Securities A

(a) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $232,716,475 was as follows:

           Aggregate gross unrealized gain for all investments in which there
           is an excess of value over tax cost                $  132,625,831

           Aggregate gross unrealized loss for all investments in which there
           is an excess of tax cost over value                     (3,414,078)

           Net unrealized gain                                $  129,211,753

(b)        At February 28, 2006, the following securities were out on loan:

Shares                          Security                         Value
71,190     Anglogold Ashanti, Ltd. (A.D.R.)                   $      3,624,995
111,794    Banco Bradesco SA                                         4,634,979
40,005     Brasil Distr Pao Acu (A.D.R.)                             1,700,213
4,700      Brasil Telecom Participacoes SA                              186,825
43,130     Companhia Vale do Rio Doce (A.D.R.)                       2,241,035
17,670     Norilsk Nickel *                                          1,577,931
22,895     Lukoil Holding (A.D.R.)                                   1,833,890
42,500     Vimpel-Communications (A.D.R.) *                          1,870,000
71,250     Surgutneftegaz (A.D.R.)                                   5,343,750
106,394    Tele Norte Leste Participacoes (A.D.R.)                   1,971,481
           Total                                              $    24,985,099




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.